Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other non-current assets
Other non-current assets are comprised of the following:

(in thousands of $)	June 30, 2025	December 31, 2024
Gas derivative instrument (note 7 and 19)	26,785	47,152
MTM asset on IRS derivatives (note 19)	21,806	32,995
Oil derivative instrument (note 7 and 19)	19,226	58,676
Pre-operational assets (1)	12,518	8,782
Operating lease right-of-use-assets (2)	7,075	6,771
Other (3)	7,961	5,855
Other non-current assets	95,371	160,231
(1) As of June 30, 2025, “Pre-operational assets” comprised of:
•Macaw Energies' flare to gas mobile kit (“F2X”) project capitalized engineering and other directly attributable costs of $8.3 million (December 31, 2024: $8.8 million). The Board of Directors approved up to $30.0 million of funding for this project. As of June 30, 2025, the project nearly fully funded.
•Following the FID for the re-deployment of FLNG Hilli under a 20-year agreement with SESA, we incurred $4.2 million in engineering costs and long lead items (December 31, 2024: $nil).
(2) “Operating lease right-of-use-assets” mainly comprised of our office leases in London and Oslo and warehouse lease in Nouakchott.
(3) “Other” mainly comprised of $5.0 million investment in Jett Texas measured at cost.